UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2890

Fidelity Phillips Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Government Cash Reserves

February 28, 2017

CAS-QTLY-0417
1.814088.112

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 16.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 16.9%
U.S. Treasury Bills
3/15/17 to 8/17/17	0.48 to 0.67 (b)%	$18,382,034	$18,350,835
U.S. Treasury Notes
3/15/17 to 9/30/17	0.46 to 0.70	4,593,000	4,597,616
TOTAL U.S. TREASURY DEBT
(Cost $22,948,451)			22,948,451

Variable Rate Demand Note - 0.5%
Arizona - 0.1%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Angelin Apts. Proj.) Series 2004, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	14,900	14,900
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) Series 2004, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	15,600	15,600
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Lucas Apts. Proj.) Series 2003, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	13,700	13,700
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Martin Apts. Proj.) Series A1, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	8,000	8,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Remo Apts. Proj.) Series 2002, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	6,100	6,100
			58,300
California - 0.2%
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 0.62% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.62 (c)(d)	30,000	30,000
FHLMC California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vizcaya Apts. Proj.) Series B, 0.62% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.62 (c)(d)	20,635	20,635
FHLMC Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.62% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.62 (c)	18,685	18,685
FHLMC San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, 0.62% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.62 (c)(d)	29,500	29,500
FNMA Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	14,288	14,288
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (River Run Sr. Apts. Proj.) Series LL, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	13,505	13,505
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Valley Palms Apts. Proj.) Series 2002 C, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	25,500	25,500
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Series 2003 DD, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	14,600	14,600
FNMA Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	26,490	26,490
FNMA San Diego Hsg. Auth. Multi-family Hsg. Rev. (Stratton Apts. Proj.) Series 2000 A, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	19,825	19,825
FNMA San Jose Multi-family Hsg. Rev. (Alamaden Family Apts. Proj.) Series 2003 D, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	24,615	24,615
FNMA Santa Cruz Redev. Agcy. Multi-family Rev. (1010 Pacific Ave. Apts. Proj.) Series B, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	21,535	21,535
			259,178
Illinois - 0.0%
FNMA Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Prairie Station Apts. Proj.) 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	17,900	17,900
Kentucky - 0.0%
FHLMC Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.63% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.63 (c)(d)	12,565	12,565
Minnesota - 0.0%
FHLMC Oak Park Heights Multi-family Rev. 0.64% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.64 (c)	7,460	7,460
Missouri - 0.0%
FNMA Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	11,000	11,000
New York - 0.1%
FHLMC New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Elliott Chelsea Dev. Proj.) Series 2010 A, 0.64% 3/7/17, LOC Freddie Mac, VRDN
3/7/17	0.64 (c)	22,525	22,525
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, 0.57% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.57 (c)(d)	22,135	22,135
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Sierra Dev. Proj.) Series A, 0.57% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.57 (c)(d)	55,935	55,935
FNMA New York Hsg. Fin. Agcy. Rev. (250 West 50th Street Hsg. Proj.) Series 1997 A, 0.57% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.57 (c)(d)	13,495	13,495
FNMA New York Hsg. Fin. Agcy. Rev. Series 1997 A, 0.66% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.66 (c)(d)	34,300	34,300
			148,390
Texas - 0.0%
FNMA Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	6,315	6,315
FNMA Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Wellington Park Apts. Proj.) Series 2004, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	11,150	11,150
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Windshire Apts. Proj.) Series 2007, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	13,100	13,100
			30,565
Washington - 0.1%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Crestview Apts. Proj.) Series 2004, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	14,000	14,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Echo Lake Sr. Apts. Proj.) Series 2006, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	17,970	17,970
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Pinehurst Apts. Proj.) Series A, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	12,000	12,000
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Silver Creek Apts. Proj.) Series A, 0.58% 3/7/17, LOC Fannie Mae, VRDN
3/7/17	0.58 (c)(d)	12,250	12,250
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.63% 3/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN
3/7/17	0.63 (c)	6,700	6,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at SeaTac Apts. Proj.) Series 2015, 0.63% 3/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN
3/7/17	0.63 (c)	5,500	5,500
			68,420
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $613,778)			613,778

U.S. Government Agency Debt - 52.1%
Federal Agencies - 52.1%
Fannie Mae
6/1/17 to 1/11/18	0.66 to 0.98 (c)	1,129,145	1,128,985
Federal Farm Credit Bank
4/17/17 to 5/24/17	0.81 to 0.82 (c)	206,620	206,705
Federal Home Loan Bank
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	47,000	47,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	47,000	47,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	50,000	50,000
12/1/17	0.66 (c)	47,000	47,000
3/1/17 to 3/12/18	0.46 to 0.97 (c)	63,982,883	63,969,706
9/6/17	0.61 (c)	50,000	50,000
9/6/17	0.61 (c)	50,000	50,000
9/6/17	0.61 (c)	50,000	50,000
9/6/17	0.61 (c)	47,000	47,000
Freddie Mac
3/9/17 to 1/12/18	0.50 to 0.99 (c)	4,858,065	4,857,128
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $70,950,524)			70,950,524

U.S. Government Agency Repurchase Agreement - 14.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.53% dated 2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations) #	$10,493,146	$10,492,991
With:
BNP Paribas, S.A. at:
0.56%, dated 2/2/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $102,047,962, 0.00% - 7.13%, 7/28/17 - 2/15/44)	100,093	100,000
0.59%, dated 2/8/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $205,151,804, 0.00% - 10.00%, 4/30/17 - 2/01/47)	200,295	200,000
0.6%, dated 2/17/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $411,694,150, 0.00% - 8.13%, 7/31/17 - 12/20/66)	400,580	400,000
0.62%, dated 1/9/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $102,312,852, 0.00% - 7.13%, 5/15/17 - 12/01/46)	100,098	100,000
0.66%, dated 2/27/17 due 5/26/17 (Collateralized by U.S. Government Obligations valued at $406,247,133, 0.75% - 5.00%, 1/13/22 - 2/01/47)	398,642	398,000
Citibank NA at:
0.54%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $102,532,049, 0.25% - 6.00%, 1/15/18 - 8/15/44)	100,011	100,000
0.55%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $611,111,516, 0.00% - 10.00%, 4/30/17 - 5/01/46)	598,064	598,000
Deutsche Bank Securities, Inc. at 0.55%, dated:
2/22/17 due 3/1/17 (Collateralized by U.S. Government Obligations valued at $286,651,042, 0.55% - 1.75%, 8/21/17 - 6/20/19)	281,030	281,000
2/24/17 due 3/3/17 (Collateralized by U.S. Government Obligations valued at $285,623,874, 0.60% - 0.88%, 8/14/17 - 3/07/18)	280,030	280,000
2/28/17 due 3/1/17 (Collateralized by U.S. Government Obligations valued at $406,986,362, 0.00% - 6.63%, 5/05/17 - 4/01/56)	399,006	399,000
ING Financial Markets LLC at:
0.61%, dated 12/9/16 due 3/9/17 (Collateralized by U.S. Government Obligations valued at $60,265,008, 1.38% - 1.75%, 1/28/19 - 11/26/19)	59,090	59,000
0.63%, dated:
2/8/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $163,258,363, 2.50% - 6.00%, 8/01/26 - 7/01/46)	160,252	160,000
2/9/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $204,069,000, 2.50% - 7.50%, 1/01/26 - 1/01/47)	200,315	200,000
2/10/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $243,859,892, 3.50% - 4.00%, 10/01/42 - 12/01/46)	239,376	239,000
2/14/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $203,030,709, 2.50% - 5.00%, 12/01/24 - 12/01/45)	199,313	199,000
2/15/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $123,448,917, 3.50%, 7/01/46)	121,191	121,000
2/16/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $230,571,659, 3.50%, 10/01/42 - 1/01/43)	226,356	226,000
2/17/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $122,426,076, 3.50%, 2/01/44 - 7/01/46)	120,189	120,000
2/21/17 due 4/4/17 (Collateralized by U.S. Government Obligations valued at $204,026,872, 3.50% - 4.00%, 3/01/42 - 1/01/43)	200,315	200,000
Merrill Lynch, Pierce, Fenner & Smith at 0.59%, dated 2/13/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $610,119,945, 2.00% - 3.88%, 9/01/20 - 2/15/52)	598,578	598,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.61%, dated:
2/7/17 due 4/7/17 (Collateralized by U.S. Government Obligations valued at $265,298,861, 1.89% - 4.50%, 9/01/23 - 3/01/47)	260,260	260,000
2/8/17 due 4/10/17 (Collateralized by U.S. Government Obligations valued at $224,479,849, 1.89% - 5.50%, 11/01/17 - 3/01/47)	220,227	220,000
2/22/17 due 4/24/17 (Collateralized by U.S. Government Obligations valued at $285,633,953, 0.00% - 5.76%, 3/23/17 - 3/01/47)	280,289	280,000
2/28/17 due 5/1/17 (Collateralized by U.S. Government Obligations valued at $345,785,859, 1.92% - 5.62%, 1/01/19 - 3/01/47)	339,356	339,000
0.64%, dated 1/11/17 due 4/11/17 (Collateralized by U.S. Government Obligations valued at $265,431,019, 1.85% - 5.71%, 3/01/19 - 3/01/47)	260,416	260,000
Mizuho Securities U.S.A., Inc. at 0.56%, dated 2/6/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $203,816,395, 3.00% - 3.50%, 9/01/31 - 3/25/47)	199,093	199,000
RBC Capital Markets Corp. at:
0.55%, dated 1/20/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $109,244,514, 1.22% - 6.00%, 11/01/23 - 3/01/47)	107,088	107,000
0.56%, dated:
1/9/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $285,880,242, 1.50% - 6.00%, 11/01/17 - 1/01/47)	280,261	280,000
1/13/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $264,431,143, 2.13% - 8.50%, 3/15/20 - 2/01/47)	259,238	259,000
1/17/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $102,071,772, 2.13% - 5.00%, 1/01/27 - 2/01/47)	100,092	100,000
2/6/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $203,154,740, 1.80% - 5.00%, 11/01/26 - 9/15/56)	199,195	199,000
0.58%, dated 2/14/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $203,069,221, 0.97% - 6.00%, 3/01/22 - 2/01/47)	199,253	199,000
RBC Dominion Securities at:
0.54%, dated 2/17/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $301,974,346, 3.00% - 6.00%, 10/01/38 - 1/20/47)	296,138	296,000
0.56%, dated:
1/17/17 due 3/7/17 (Collateralized by U.S. Government Obligations valued at $183,722,808, 2.25% - 4.00%, 3/31/21 - 1/20/47)	180,165	180,000
1/18/17 due 3/3/17 (Collateralized by U.S. Government Obligations valued at $42,867,989, 2.25% - 6.00%, 3/31/21 - 1/20/47)	42,029	42,000
0.58%, dated 2/28/17 due 3/7/17:
(Collateralized by U.S. Treasury Obligations valued at $205,109,959, 1.38% - 4.50%, 10/31/19 - 2/15/47)	200,200	200,000
(Collateralized by U.S. Treasury Obligations valued at $204,003,301, 1.38% - 2.00%, 8/31/21 - 9/30/23)	200,203	200,000
Wells Fargo Securities, LLC at 0.61%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Government Obligations valued at $402,458,819, 3.50% - 9.50%, 12/15/19 - 2/15/47)	394,601	394,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $19,484,991)		19,484,991

U.S. Treasury Repurchase Agreement - 17.2%
With:
Barclays Capital, Inc. at:
0.5%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $103,651,027, 1.63%, 3/31/19)	101,001	101,000
0.54%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $164,222,467, 0.00% - 8.75%, 4/27/17 - 5/15/44)	161,002	161,000
BMO Harris Bank NA at:
0.53%, dated:
1/11/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $93,270,898, 2.63%, 8/15/20)	91,075	91,000
1/13/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $373,457,065, 2.00% - 2.50%, 6/30/17 - 8/31/21)	364,327	364,000
1/20/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $195,717,737, 2.50%, 6/30/17)	191,146	191,000
2/10/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $186,394,408, 3.25%, 3/31/17)	182,094	182,000
0.54%, dated 2/9/17 due 3/7/17:
(Collateralized by U.S. Treasury Obligations valued at $187,738,797, 3.75%, 11/15/43)	182,164	182,000
(Collateralized by U.S. Treasury Obligations valued at $378,691,581, 1.25% - 2.13%, 10/31/19 - 5/15/25)	369,332	369,000
0.55%, dated:
2/1/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $299,188,411, 1.38% - 1.50%, 6/30/18 - 8/31/20)	292,303	292,000
2/3/17 due 3/7/17:
(Collateralized by U.S. Treasury Obligations valued at $129,888,944, 0.88% - 1.50%, 9/15/19 - 8/15/26)	127,161	127,000
(Collateralized by U.S. Treasury Obligations valued at $129,777,165, 1.63%, 5/31/23)	127,163	127,000
0.56%, dated 1/31/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $187,198,639, 1.00% - 2.50%, 9/15/17 - 2/15/45)	182,226	182,000
0.57%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $187,042,793, 1.75%, 11/30/21)	182,170	182,000
BNP Paribas, S.A. at:
0.55%, dated 2/2/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $278,132,347, 1.13% - 8.00%, 6/30/18 - 2/15/47)	272,249	272,000
0.56%, dated 1/31/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $371,639,998, 0.00% - 8.00%, 3/02/17 - 5/15/45)	364,368	364,000
0.57%, dated:
1/5/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $372,200,579, 0.00% - 7.50%, 7/31/17 - 11/15/44)	364,329	364,000
1/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $233,320,220, 0.00% - 6.88%, 3/02/17 - 5/15/45)	228,206	228,000
1/12/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $186,801,903, 0.00% - 8.13%, 3/02/17 - 11/15/24)	183,217	183,000
1/17/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $371,628,306, 0.00% - 8.13%, 5/25/17 - 5/15/46)	364,403	364,000
1/20/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $562,266,462, 0.62% - 7.50%, 7/31/17 - 5/15/46)	549,782	549,000
1/30/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,122,621,561, 0.00% - 7.63%, 3/02/17 - 2/15/47)	1,093,020	1,092,000
2/8/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $559,938,608, 1.63% - 6.88%, 11/15/20 - 8/15/44)	546,778	546,000
0.58%, dated 1/9/17 due 3/10/17 (Collateralized by U.S. Treasury Obligations valued at $149,840,678, 1.63% - 6.88%, 10/31/20 - 5/15/46)	146,141	146,000
0.6%, dated:
1/5/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $373,085,762, 0.62% - 6.88%, 7/31/17 - 5/15/46)	364,346	364,000
1/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $139,097,202, 0.75% - 8.00%, 3/31/18 - 11/15/45)	136,129	136,000
1/20/17 due 4/20/17 (Collateralized by U.S. Treasury Obligations valued at $748,211,172, 0.62% - 8.13%, 7/31/17 - 5/15/46)	733,098	732,000
0.63%, dated:
2/24/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $743,669,576, 0.71% - 8.13%, 10/15/17 - 11/15/44)	728,336	727,000
2/27/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $1,115,349,148, 0.75% - 8.13%, 3/15/17 - 5/15/45)	1,094,007	1,092,000
Commerz Markets LLC at 0.55%, dated 2/28/17 due 3/1/17:
(Collateralized by U.S. Treasury Obligations valued at $1,092,373,318, 1.13% - 3.13%, 12/31/18 - 8/15/44)	1,069,016	1,069,000
(Collateralized by U.S. Treasury Obligations valued at $1,092,008,000, 1.13% - 3.00%, 1/31/21 - 11/15/45)	1,070,016	1,070,000
(Collateralized by U.S. Treasury Obligations valued at $522,242,996, 2.13% - 3.50%, 5/15/20 - 5/15/25)	512,008	512,000
Deutsche Bank Securities, Inc. at 0.54%, dated:
2/22/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $541,676,895, 0.00% - 8.00%, 5/18/17 - 8/15/25)	531,056	531,000
2/24/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $271,340,372, 1.13% - 2.13%, 9/30/21 - 12/31/22)	266,028	266,000
2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $291,724,427, 1.38% - 2.13%, 9/30/22 - 8/31/23)	286,004	286,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.56%, dated 1/18/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $93,113,162, 0.75% - 5.25%, 10/31/18 - 5/15/45)	91,086	91,000
Mizuho Securities U.S.A., Inc. at 0.54%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $366,831,836, 1.63%, 2/15/26 - 5/15/26)	358,005	358,000
MUFG Securities EMEA PLC at:
0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $60,606,803, 2.00%, 11/15/26)	58,738	58,737
0.58%, dated 2/6/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $36,842,473, 1.63%, 5/15/26)	36,034	36,000
0.59%, dated:
2/21/17 due 3/1/17:
(Collateralized by U.S. Treasury Obligations valued at $197,120,725, 2.13% - 3.00%, 5/15/25 - 11/15/45)	191,025	191,000
(Collateralized by U.S. Treasury Obligations valued at $82,015,418, 1.63% - 2.25%, 11/15/22 - 5/15/26)	80,010	80,000
2/23/17 due 3/3/17 (Collateralized by U.S. Treasury Obligations valued at $194,531,886, 1.13% - 2.25%, 5/31/19 - 11/15/25)	190,025	190,000
3/1/17 due 3/10/17(e)	181,027	181,000
3/3/17 due:
3/10/17(e)	73,008	73,000
3/17/17(e)	109,025	109,000
0.6%, dated:
2/13/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $37,035,139, 1.63%, 2/15/26)	36,055	36,000
2/14/17 due 3/9/17 (Collateralized by U.S. Treasury Obligations valued at $948,313,887, 2.13%, 5/15/25)	925,355	925,000
2/23/17 due 3/8/17 (Collateralized by U.S. Treasury Obligations valued at $75,557,359, 1.50%, 8/15/26)	74,016	74,000
0.63%, dated 3/1/17 due 5/1/17(e)	109,116	109,000
Nomura Securities International, Inc. at 0.53%, dated:
2/23/17 due 3/2/17 (Collateralized by U.S. Treasury Obligations valued at $2,609,613,377, 1.50% - 3.63%, 8/15/19 - 8/15/24)	2,558,264	2,558,000
2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $1,290,563,795, 1.13% - 1.38%, 2/28/21 - 4/30/21)	1,262,019	1,262,000
RBC Capital Markets Corp. at 0.54%, dated:
1/19/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $147,485,448, 0.50% - 9.00%, 3/31/17 - 8/15/46)	144,121	144,000
2/3/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $188,053,990, 0.50% - 9.13%, 3/31/17 - 2/15/47)	184,163	184,000
RBC Dominion Securities at:
0.53%, dated 1/11/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $746,277,539, 1.13% - 4.38%, 12/31/18 - 8/15/46)	730,656	730,000
0.56%, dated 12/22/16 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $313,808,965, 0.00% - 3.00%, 3/16/17 - 2/15/47)	307,430	307,000
0.57%, dated 2/28/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $184,623,011, 1.50%, 10/31/19)	181,169	181,000
RBS Securities, Inc. at:
0.53%, dated 2/28/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $49,980,152, 0.88% - 1.75%, 4/30/17 - 12/31/20)	49,001	49,000
0.55%, dated 2/15/17 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $272,674,606, 0.50% - 9.00%, 3/31/17 - 8/15/46)	267,057	267,000
Societe Generale at:
0.53%, dated:
1/30/17 due 3/2/17 (Collateralized by U.S. Treasury Obligations valued at $146,026,350, 0.00% - 8.75%, 4/27/17 - 11/15/44)	143,065	143,000
2/10/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $274,949,679, 0.00% - 7.88%, 4/27/17 - 11/15/45)	269,123	269,000
0.54%, dated 2/17/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $641,018,435, 0.00% - 8.75%, 4/27/17 - 11/15/45)	628,330	628,000
0.55%, dated:
1/19/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $186,777,011, 0.88% - 1.63%, 10/15/18 - 11/15/22)	183,154	183,000
2/2/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $109,290,910, 0.63% - 4.50%, 11/30/17 - 11/15/43)	107,098	107,000
0.6%, dated 2/9/17 due 3/7/17 (Collateralized by U.S. Treasury Obligations valued at $183,780,902, 0.75% - 8.50%, 2/15/18 - 11/15/44)	180,285	180,000
Wells Fargo Securities, LLC at:
0.57%, dated 12/1/16 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $119,510,155, 1.75%, 10/31/20)	117,167	117,000
0.59%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Treasury Obligations valued at $166,061,044, 2.88%, 8/15/45)	161,237	161,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $23,425,737)		23,425,737
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $137,423,481)		137,423,481
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,297,602)
NET ASSETS - 100%		$136,125,879

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Security or a portion of the security was sold in a reverse repurchase transaction and pledged for the benefit of a counterparty as collateral to secure the future obligations of the Fund to repurchase the securities at an agreed-upon date and price within 7 days of period end. At period end, the value of securities pledged by the Fund for reverse repurchase transactions was $100,955,000 and the principal amount of obligations of the Fund with respect to reverse repurchase transactions was $101,000,000.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$10,492,991,000 due 3/01/17 at 0.53%
BNP Paribas, S.A.	$474,515
BNY Mellon Capital Markets LLC	28,245
Bank of America NA	2,316,084
Citibank NA	564,899
Credit Agricole CIB New York Branch	1,553,471
Credit Suisse Securities (USA) LLC	98,154
HSBC Securities (USA), Inc.	479,560
ING Financial Markets LLC	56,490
J.P. Morgan Securities, Inc.	1,751,243
Merrill Lynch, Pierce, Fenner & Smith, Inc.	202,234
Mizuho Securities USA, Inc.	694,380
Morgan Stanley & Co., Inc.	1,412,246
Societe Generale	282,449
Wells Fargo Securities LLC	579,021
$10,492,991

Income Tax Information

At February 28, 2017 the cost for Federal Income Tax Purposes was $137,423,481,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2017